UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 63.1%

	Accelerated Assets, Series 2018-1, Class B
$ 1,057,784	4.510%, 12/02/33 (A)	$1,080,865
	ACIS CLO, Series 2014-4A, Class B
850,000	4.349%, VAR ICE LIBOR USD 3 Month+1.770%, 05/01/26 (A)	850,994
	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,439,244
	American Airlines Pass-Through Trust, Series 2012-2, Class C
4,000,000	4.700%, 06/03/21	4,040,052
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,174,749
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,294,292
	Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class C
1,000,000	4.240%, 09/22/25 (A)	1,029,414
	Bayview Opportunity Master Fund IIIa Trust, Series 2018-RN8, Class A1
263,923	4.066%, 09/28/33 (A)	264,013
	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,472,457
	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1
584,842	4.213%, 10/29/33 (A)	587,646
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
658,125	5.682%, 12/16/41 (A)	686,696
	Business Jet Securities, Series 2019-1, Class A
3,380,842	4.212%, 07/15/34 (A)	3,436,651
	CAM Mortgage Trust, Series 2018-1, Class A1
88,848	3.960%, 12/01/65 (A)	88,801
	Castlelake Aircraft Securitization Trust, Series 2019-1A, Class C
4,217,938	6.899%, 04/15/39 (A)	4,218,494
	CCG Receivables Trust, Series 2019-1, Class C
875,000	3.570%, 09/14/26 (A)	886,887
	Cent CLO 17, Series 2018-C17A, Class BR
750,000	4.116%, VAR ICE LIBOR USD 3 Month+1.850%, 04/30/31 (A)	722,641
	Coinstar Funding, Series 2017-1A, Class A2
6,109,375	5.216%, 04/25/47 (A)	6,232,834
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,069,966

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 63.1% (continued)

	Colony American Finance, Series 2015-1, Class E
$ 3,311,000	6.560%, 10/15/47 (A)	$3,400,287
	Corevest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,730,343
	Corevest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	600,371
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
708,047	5.103%, 05/25/35	716,830
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,133,478
	DB Master Finance, Series 2017-1A, Class A2II
2,275,350	4.030%, 11/20/47 (A)	2,307,569
	DB Master Finance, Series 2019-1A, Class A23
1,450,000	4.352%, 05/20/49 (A)	1,499,807
	Diamond Resorts Owner Trust, Series 2017-1A, Class C
2,264,352	6.070%, 10/22/29 (A)	2,318,822
	Diamond Resorts Owner Trust, Series 2018-1, Class C
1,710,798	4.530%, 01/21/31 (A)	1,741,147
	Domino’s Pizza Master Issuer, Series 2017-1A, Class A23
3,626,000	4.118%, 07/25/47 (A)	3,761,649
	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2I
2,152,750	4.116%, 07/25/48 (A)	2,211,283
	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2II
335,750	4.328%, 07/25/48 (A)	350,419
	DRIVEN BRANDS FUNDING, Series 2018-1A, Class A2
1,022,063	4.739%, 04/20/48 (A)	1,065,756
	DRIVEN BRANDS FUNDING, Series 2019-1A, Class A2
875,600	4.641%, 04/20/49 (A)	903,216
	Elevation CLO, Series 2019-4A, Class CR
2,600,000	4.500%, VAR ICE LIBOR USD 3 Month+2.200%, 04/18/27 (A)	2,594,756
	Elm Trust, Series 2018-2A, Class A2
1,875,000	4.605%, 10/20/27 (A)	1,886,100
	Falcon Aerospace, Series 2017-1, Class A
1,477,908	4.581%, 02/15/42 (A)	1,487,290
	FAN Engine Securitization, Series 2013-1A, Class 1A
3,123,744	4.625%, 10/15/43 (A) (C) (D)	2,967,557

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 63.1% (continued)

	First Investors Auto Owner Trust, Series 2016-2A, Class E
$ 2,100,000	5.750%, 09/15/23 (A)	$2,155,283
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,117,443
	GCA Holdings, Series 2014-1, Class C
2,009,206	6.000%, 01/05/30 (A) (C) (D)	1,603,346
	GCA Holdings, Series 2014-1, Class D
853,781	7.500%, 01/05/30 (A) (C) (D)	426,976
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.632%, 01/05/30 (A) (C) (D) (E)	—
	GCAT, Series 2018-1, Class A1
706,691	3.844%, 06/25/48 (A)	706,498
	Genesis Sales Finance Master Trust, Series 2019-AA, Class B
1,000,000	5.420%, 08/20/23 (A)	1,017,829
	Global Container Assets, Series 2015-1A, Class B
680,012	4.500%, 02/05/30 (A)	668,700
	Harbour Aircraft Investments, Series 2017-1, Class C
5,571,694	8.000%, 11/15/37 (C) (D)	5,617,844
	Home Partners of America, Series 2016-2, Class E
955,000	6.094%, VAR LIBOR USD 1 Month+3.780%, 10/17/33 (A)	958,683
	Home Partners of America, Series 2016-2, Class F
3,007,000	7.014%, VAR LIBOR USD 1 Month+4.700%, 10/17/33 (A)	3,008,728
	Horizon Aircraft Finance I, Series 2018-1, Class A
4,023,760	4.458%, 12/15/38 (A)	4,152,256
	Horizon Aircraft Finance II, Series 2019-1, Class C
1,000,000	6.900%, 07/15/39 (A)	1,009,134
	HPLY Trust, Series 2019-HIT, Class C
1,430,000	3.925%, VAR ICE LIBOR USD 1 Month+1.600%, 11/15/36 (A)	1,434,479
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,488,095
	Invitation Homes Trust, Series 2018-SFR2, Class E
5,700,000	4.325%, VAR LIBOR USD 1 Month+2.000%, 06/17/37 (A)	5,721,300
	Invitation Homes Trust, Series 2018-SFR3, Class E
3,130,000	4.314%, VAR LIBOR USD 1 Month+2.000%, 07/17/37 (A)	3,133,361
	Invitation Homes Trust, Series 2018-SFR1, Class E
2,062,718	4.314%, VAR LIBOR USD 1 Month+2.000%, 03/17/37 (A)	2,063,365

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 63.1% (continued)

	JOL Air, Series 2019-1, Class B
$ 976,799	4.948%, 04/15/44 (A)	$983,259
	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,630,152	4.250%, 12/15/38 (A)	2,670,262
	MAPS, Series 2018-1A, Class B
1,536,460	5.193%, 05/15/43 (A)	1,561,402
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
1,180,000	5.485%, 06/15/44 (A) (B)	1,164,407
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	2,025,964
	Mountain View CLO X, Series 2018-10A, Class CR
960,000	4.153%, VAR ICE LIBOR USD 3 Month+1.850%, 10/13/27 (A)	942,097
	OCP CLO, Series 2017-10A, Class BR
1,070,000	4.117%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/27 (A)	1,062,799
	Octagon Investment Partners 37, Series 2018-2A, Class B
940,000	4.026%, VAR ICE LIBOR USD 3 Month+1.750%, 07/25/30 (A)	901,717
	Octagon Investment Partners XXIII, Series 2018-1A, Class CR
850,000	4.153%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27 (A)	837,942
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,053,511
	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,448,087
	OneMain Financial Issuance Trust, Series 2016-2A, Class C
3,000,000	5.670%, 03/20/28 (A)	3,032,763
	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,766,708
	Orange Lake Timeshare Trust, Series 2019-A, Class D
2,858,393	4.930%, 04/09/38 (A)	2,890,388
	Palmer Square Loan Funding, Series 2019-2A, Class B
1,710,000	4.773%, VAR ICE LIBOR USD 3 Month+2.250%, 04/20/27 (A)	1,698,110
	Pioneer Aircraft Finance, Series 2019-1, Class B
1,315,000	4.948%, 06/15/44 (A)	1,331,213
	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
4,739,188	4.666%, 09/05/48 (A)	4,976,479
	Prestige Auto Receivables Trust, Series 2019-1A, Class E
610,000	3.900%, 05/15/26 (A)	609,068

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 63.1% (continued)

	Prestigue Financial Services
$ 3,500,000	5.576%, 01/31/20 (C) (D)	$3,500,000
	PRPM, Series 2017-3A, Class A2
2,076,000	5.000%, 11/25/22 (A) (B)	2,062,860
	PRPM, Series 2017-2A, Class A2
1,690,000	5.000%, 09/25/22 (A)	1,697,320
	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (B)	1,175,558
	RCO V Mortgage, Series 2018-1, Class A1
2,845,758	4.000%, 05/25/23 (A)	2,844,713
	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,651,905
	SCF Equipment Leasing, Series 2019-1A, Class E
3,625,902	5.490%, 04/20/30 (A)	3,685,562
	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	712,262
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.475%, VAR ICE LIBOR USD 1 Month+4.150%, 11/15/27 (A)	2,614,287
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,706,274
	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	672,714
	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	4.891%, 05/10/63 (A) (B)	699,595
	United Airlines Pass-Through Trust, Series 2014-1, Class B
1,719,876	4.750%, 04/11/22	1,768,033
	VOLT LXVIII, Series 2018-NPL4, Class A1A
1,218,767	4.336%, 07/27/48 (A)	1,220,639
	VOLT LXX, Series 2018-NPL6, Class A1A
2,013,493	4.115%, 09/25/48 (A)	2,015,930
	WAVE Trust, Series 2017-1A, Class B
2,547,223	5.682%, 11/15/42 (A)	2,642,330
	Welk Resorts, Series 2019-AA, Class D
754,119	4.030%, 06/15/38 (A)	753,328
	Wendy’s Funding, Series 2019-1A, Class A2II
1,500,000	4.080%, 06/15/49 (A)	1,510,755

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 63.1% (continued)

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
$ 1,315,000	4.815%, 06/15/45 (A) (B)	$1,164,056
	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,628,731	4.750%, 09/15/43 (A)	2,731,970
	Wingstop Funding, Series 2018-1, Class A2
947,625	4.970%, 12/05/48 (A)	981,493

	Total Asset-Backed Securities (Cost $194,799,521)	194,304,456

Residential Mortgage-Backed Obligations – 19.6%

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
848,721	5.500%, 10/25/33	885,904
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,073,634	5.750%, 11/25/35	1,158,109
	Banc of America Funding Trust, Series 2007-4, Class 5A1
326,038	5.500%, 11/25/34	326,543
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
1,416,994	4.791%, 08/25/35 (B)	1,408,871
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
237,363	4.750%, 09/25/34 (A) (B) (C) (D)	239,574
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
1,447,873	4.990%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	1,459,195
	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1
3,562,321	4.125%, 03/25/59 (A)	3,590,907
	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1
1,085,819	4.000%, 01/25/68 (A) (B)	1,091,828
	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
2,315,000	4.666%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/31 (A)	2,340,155
	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1
507,661	5.500%, 04/25/34	521,589
	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,724,943	6.000%, 09/25/34	1,832,042
	Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
281,010	5.750%, 01/25/35 (C) (D)	283,561

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 19.6% (continued)

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
$ 348,899	5.500%, 08/25/34 (C) (D)	$354,026
	Countrywide Alternative Loan Trust, Series 2005-J1, Class 2A1
238,618	5.500%, 02/25/25	244,122
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
352,710	4.607%, 08/25/34 (B) (C) (D)	348,024
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB7, Class 2A
4,691	5.111%, 11/20/35 (B) (C) (D)	2,610
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,270,444	6.160%, 12/25/33	2,358,639
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
927,241	2.616%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	915,392
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
830,000	4.066%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	828,033
	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
3,045,000	4.466%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	3,066,782
	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
2,048,000	4.666%, VAR ICE LIBOR USD 1 Month+2.400%, 05/28/30	2,077,093
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
2,620,000	5.390%, 08/10/44 (A) (B)	2,578,005
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
86,889	4.591%, 07/25/35 (B) (C) (D)	86,036
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,338,992	4.745%, 10/25/34 (B)	1,361,566
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,804,299	3.889%, 08/25/35 (B)	1,628,103
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
4,314,494	2.476%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	3,687,426
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
2,003,488	6.000%, 09/25/34	2,120,543
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
1,213,257	6.000%, 10/25/37	1,281,118

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 19.6% (continued)

	Lehman XS Trust, Series 2006-2N, Class 1A1
$ 939,909	2.526%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	$866,249
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,726,527	4.086%, 03/25/35 (B)	1,664,867
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
2,711,710	3.576%, 03/25/35 (B)	2,504,282
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
876,022	4.804%, 04/25/36 (B)	889,419
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
551,184	5.250%, 11/25/33	578,320
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
3,444,230	5.500%, 03/25/34	3,572,353
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
578,003	5.500%, 06/25/34	601,390
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
856,034	6.000%, 06/25/34	898,216
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
1,783,808	6.000%, 09/25/34	1,915,231
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
229,039	5.500%, 11/25/35	239,198
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,564,818	4.986%, 03/25/35 (B)	1,944,424
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
5,304,419	2.576%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	4,242,364
	Structured Asset Securities Trust, Series 2005-1, Class 7A7
365,779	5.500%, 02/25/35 (C) (D)	368,918
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1
646,058	5.141%, 03/25/35 (B)	664,627
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11
1,331,635	5.500%, 03/25/36	1,348,637

	Total Residential Mortgage-Backed Obligations (Cost $58,353,481)	60,374,291

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations – 10.8%

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
$ 775,000	5.825%, VAR ICE LIBOR USD 1 Month+3.500%, 11/15/31 (A)	$773,311
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,215,000	6.825%, VAR ICE LIBOR USD 1 Month+4.500%, 11/15/31 (A)	2,207,810
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.831%, 08/15/45 (A) (B)	978,426
	Credit Suisse Commercial Mortgage Securities, Series 2019-SKLZ, Class D
455,000	5.925%, VAR ICE LIBOR USD 1 Month+3.600%, 01/15/34 (A)	459,267
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
1,511,791	5.869%, 09/15/40 (B)	1,131,415
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	5,128,754
	CSMC Trust, Series 2018-RPL7, Class A1
1,337,171	4.000%, 08/26/58 (A)	1,345,979
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM
145,229	5.464%, 01/15/49 (B)	144,733
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.086%, 06/15/43 (A) (B)	610,503
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.374%, 08/15/46 (A) (B)	3,051,965
	Motel 6 Trust, Series 2017-M6MZ, Class M
7,285,171	9.252%, VAR ICE LIBOR USD 1 Month+6.927%, 08/15/19 (A)	7,346,373
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,815,976
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	5.771%, VAR ICE LIBOR USD 1 Month+3.446%, 11/15/27 (A) (C) (D)	2,838,750
	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,240,343	5.683%, 03/15/44 (A) (B)	2,761,495
	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,500,673	5.652%, 02/15/44 (A) (B)	2,550,122

	Total Commercial Mortgage-Backed Obligations (Cost $33,444,693)	33,144,879

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount/Shares	Description	Value
Other Investment – 2.5%

	ECAF Blocker I
$ 900	0.000%, 03/15/40 (C) (D)	$7,776,000

	Total Other Investment (Cost $9,000,000)	7,776,000

Municipal Bond – 0.9%

	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
2,830,000	7.309%, 06/01/34	2,853,433

	Total Municipal Bond (Cost $2,506,726)	2,853,433

Short-Term Investment – 2.8%

8,535,673	Dreyfus Treasury Prime Cash Management, Institutional Class, 2.030%(F)	8,535,673

	Total Short-Term Investment (Cost $8,535,673)	8,535,673

	Total Investments – 99.7% (Cost $306,640,094)	306,988,732
	Other Assets and Liabilities, net — 0.3%	827,833

	Net Assets – 100.0%	$307,816,565

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2019 was $221,830,092, representing 72.1% of Net Assets of the Portfolio.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2019, was $26,413,222 and represented 8.6% of net assets.

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	The rate shown is the 7-day effective yield as of July 31, 2019.

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$-	$180,188,733	$14,115,723	$194,304,456
Residential Mortgage-Backed Obligations	-	58,691,542	1,682,749	60,374,291
Commercial Mortgage-Backed Obligations	-	30,306,129	2,838,750	33,144,879
Other Investment	-	-	7,776,000	7,776,000
Municipal Bond	-	2,853,433	-	2,853,433
Short-Term Investment	8,535,673	-	-	8,535,673

Total Investments in Securities	$8,535,673	$272,039,837	$26,413,222	$306,988,732

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Commercial Mortgage-Backed Obligations	Investments in Other Investments	Total Investments

Beginning balance as of November 1, 2018	$13,576,029	$5,554	$3,255,100	$8,071,875	$24,908,558
Accrued discounts/premiums	14,145	13	12,394	-	26,552
Realized gain/(loss)	(2,720)	18,585	-	-	15,865
Change in unrealized appreciation/(depreciation)	296,041	(958)	(428,744)	(295,875)	(429,536)
Purchases	-	-	-	-	-
Sales	(796,085)	(20,585)	-	-	(816,670)
Net transfer into Level 3	6,467,557	1,680,140	-	-	8,147,697
Net transfer out of Level 3	(5,439,244)	-	-	-	(5,439,244)

Ending balance as of July 31, 2019	$14,115,723	$1,682,749	$2,838,750	$7,776,000	$26,413,222

For the period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2019, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers between Levels 2 and 3 from the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Amounts designated as “-” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019